Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
Creditors or beneficial interest holders of VIEs for which the Company is the primary beneficiary generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company. The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Condensed Consolidated Balance Sheets:

(in millions)	Real Estate and Investment Entities(c)	Securitization and Repackaging Vehicles(d)	Total
March 31, 2023
Assets:
Bonds available for sale	$—	$119	$119
Other bond securities	—	—	—
Equity securities	40	—	40
Mortgage and other loans receivable	—	2,034	2,034
Other invested assets
Alternative investments(a)	2,840	—	2,840
Investment real estate	1,766	—	1,766
Short-term investments	190	7	197
Cash	96	—	96
Accrued investment income	—	5	5
Other assets	133	—	133
Total assets(b)	$5,065	$2,165	$7,230
Liabilities:
Debt of consolidated investment entities	$1,363	$1,322	$2,685
Other liabilities	97	—	97
Total liabilities	$1,460	$1,322	$2,782
December 31, 2022
Assets:
Bonds available for sale	$—	$3,571	$3,571
Other bond securities	—	—	—
Equity securities	51	—	51
Mortgage and other loans receivable	—	2,088	2,088
Other invested assets
Alternative investments(a)	2,842	—	2,842
Investment real estate	1,731	—	1,731
Short-term investments	191	265	456
Cash	71	—	71
Accrued investment income	—	7	7
Other assets	102	68	170
Total assets(b)	$4,988	$5,999	$10,987
Liabilities:
Debt of consolidated investment entities	$1,382	$4,576	$5,958
Other liabilities	85	47	132
Total liabilities	$1,467	$4,623	$6,090
__________________
(a)Composed primarily of investments in real estate joint ventures at March 31, 2023 and December 31, 2022.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Off-balance-sheet exposure primarily consisting of commitments by insurance operations and affiliates into real estate and investment entities. At March 31, 2023 and December 31, 2022, together the Company and AIG affiliates have commitments to internal parties of $2.0 billion and $2.1 billion and commitments to external parties of $0.5 billion and $0.6 billion, respectively. At March 31, 2023, $1.4 billion out of the internal commitments was from subsidiaries of Corebridge entities and $0.7 billion was from other AIG affiliates. At December 31, 2022, $1.4 billion out of the internal commitments was from subsidiaries of Corebridge entities, and $0.7 billion was from other AIG affiliates.
(d)During the three-month period ended March 31, 2023, Corebridge deconsolidated certain consolidated investment entities, as part of the sale of AIG Credit Management, LLC with $3.6 billion assets and $3.2 billion in liabilities, resulting in a pre-tax loss of $3 million.
The following table presents the revenue, net income (loss) attributable to noncontrolling interests and net income (loss) attributable to Corebridge associated with our variable interests in consolidated VIEs, as classified in the Condensed Consolidated Income Statements:

	Real Estate and	Securitization
	Investment	and Repackaging
(in millions)	Entities	Vehicles	Total
Three Months Ended March 31, 2023
Total revenue	$53	$59	$112
Net income attributable to noncontrolling interests	6	—	6
Net income (loss) attributable to Corebridge	33	45	78
Three Months Ended March 31, 2022
Total revenue	$200	$62	$262
Net income attributable to noncontrolling interests	75	—	75
Net income (loss) attributable to Corebridge	114	31	145
The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
(in millions)	Total VIE Assets	On-Balance Sheet (b)	Off-Balance Sheet (c)	Total
March 31, 2023
Real estate and investment entities(a)	$376,688	$5,649	$2,832	$8,481
Total	$376,688	$5,649	$2,832	$8,481
December 31, 2022
Real estate and investment entities(a)	$376,055	$5,575	$2,784	$8,359
Total	$376,055	$5,575	$2,784	$8,359
__________________
(a)Composed primarily of hedge funds and private equity funds.
(b)At March 31, 2023 and December 31, 2022, $5.6 billion and $5.6 billion, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(c)These amounts represent our unfunded commitments to invest in private equity funds and hedge funds.

BALANCE SHEET CLASSIFICATION AND EXPOSURE TO LOSS
Creditors or beneficial interest holders of VIEs for which the Company is the primary beneficiary generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company. The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

(in millions)	Real Estate and Investment Entities(c)	Securitization and Repackaging Vehicles	Total
December 31, 2022
Assets:
Bonds available for sale	$—	$3,571	$3,571
Other bond securities	—	—	—
Equity securities	51	—	51
Mortgage and other loans receivable	—	2,088	2,088
Other invested assets
Alternative investments(a)	2,842	—	2,842
Investment real estate	1,731	—	1,731
Short-term investments	191	265	456
Cash	71	—	71
Accrued investment income	—	7	7
Other assets	102	68	170
Total assets(b)	$4,988	$5,999	$10,987
Liabilities:
Debt of consolidated investment entities	$1,382	$4,576	$5,958
Other liabilities	85	47	132
Total liabilities	$1,467	$4,623	$6,090
December 31, 2021
Assets:
Bonds available for sale	$—	$5,393	$5,393
Other bond securities	—	—	—
Equity securities	223	—	223
Mortgage and other loans receivable	—	2,359	2,359
Other invested assets
Alternative investments(a)	3,017	—	3,017
Investment real estate	2,257	—	2,257
Short-term investments	467	151	618
Cash	93	—	93
Accrued investment income	—	15	15
Other assets	188	557	745
Total assets(b)	$6,245	$8,475	$14,720
Liabilities:
Debt of consolidated investment entities	$1,743	$5,193	$6,936
Other liabilities	112	723	835
Total liabilities	$1,855	$5,916	$7,771
__________________
(a)Composed primarily of investments in real estate joint ventures at December 31, 2022 and December 31, 2021.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Off-balance-sheet exposure primarily consisting of commitments by insurance operations and affiliates into real estate and investment entities. At December 31, 2022 and December 31, 2021, together the Company and AIG affiliates have commitments to internal parties of $2.1 billion and $2.4 billion and commitments to external parties of $0.6 billion and $0.6 billion, respectively. At December 31, 2022, $1.4 billion out of the internal commitments was from subsidiaries of Corebridge entities and $0.7 billion was from other AIG affiliates. At December 31, 2021, $1.5 billion out of the internal commitments was from subsidiaries of Corebridge entities, and $0.9 billion was from other AIG affiliates.
The following table presents the revenue, net income (loss) attributable to noncontrolling interests and net income (loss) attributable to Corebridge associated with our variable interests in consolidated VIEs, as classified in the Consolidated Income Statements:

(in millions)	Real Estate and Investment Entities	Securitization and Repackaging Vehicles	Affordable Housing Partnerships	Total
December 31, 2022
Total revenue	$681	$229	$—	$910
Net income attributable to noncontrolling interests	318	3	—	321
Net income (loss) attributable to Corebridge	314	47	—	361
December 31, 2021
Total revenue	$1,639	$247	$450	$2,336
Net income attributable to noncontrolling interests	858	3	68	929
Net income (loss) attributable to Corebridge	525	(33)	304	796
December 31, 2020
Total revenue	$477	$386	$275	$1,138
Net income attributable to noncontrolling interests	173	4	31	208
Net income (loss) attributable to Corebridge	229	137	131	497
The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
(in millions)	Total VIE Assets	On-Balance Sheet(b)	Off-Balance Sheet (c)	Total
December 31, 2022
Real estate and investment entities(a)	$376,055	$5,575	$2,784	$8,359
Total	$376,055	$5,575	$2,784	$8,359
December 31, 2021
Real estate and investment entities(a)	$309,866	$4,459	$2,452	$6,911
Total	$309,866	$4,459	$2,452	$6,911
___________________
(a)Composed primarily of hedge funds and private equity funds.
(b)At December 31, 2022 and December 31, 2021, $5.6 billion and $4.5 billion, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(c)These amounts represent our unfunded commitments to invest in private equity funds and hedge funds.